Share-Based Compensation - Share Options Narratives (Details) $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Share based compensation not yet recognized for unvested shares | $	$ 22.6
Share based compensation not yet recognized for unvested shares vesting period	2 years 10 months 24 days
Exercisable (shares)	1,939,607
Share options
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (usd per share) | $ / shares	$ 6.50
Exercisable (shares)	35,496